CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets.
Vessels	$ 948,004	$ 717,941
Containers and handling equipment	520,887	425,738
Other tangible assets	67,133	69,102
Intangible assets	66,465	64,920
Investments in associates	8,441	8,444
Other investments	4,888	2,766
Trade and other receivables	5,293	5,318
Deferred tax assets	1,502	1,048
Total non-current assets	1,622,613	1,295,277
Assets classified as held for sale		11,583
Inventories	52,237	60,342
Trade and other receivables	520,001	317,059
Other investments	58,976	59,047
Cash and cash equivalents	570,414	182,786
Total current assets	1,201,628	630,817
Total assets	2,824,241	1,926,094
Equity.
Issued capital	88	88
Capital reserves	1,790,706	1,784,469
Accumulated deficit	(1,523,528)	(2,042,226)
Equity attributable to owners of the Company	267,266	(257,669)
Non-controlling interests	7,189	5,402
Total equity	274,455	(252,267)
Liabilities.
Lease liabilities	811,840	641,750
Loans and other liabilities	519,471	541,932
Employee benefits	66,626	67,990
Deferred tax liabilities	339	350
Total non-current liabilities	1,398,276	1,252,022
Trade and other payables	398,876	422,417
Provisions	21,420	17,998
Contract liabilities	230,469	130,281
Lease liabilities	362,176	215,576
Loans and other liabilities	138,569	140,067
Total current liabilities	1,151,510	926,339
Total liabilities	2,549,786	2,178,361
Total equity and liabilities	$ 2,824,241	$ 1,926,094